First Trust Multi-Manager Small Cap Opportunities ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
First Trust Multi-Manager Small Cap Opportunities ETF | First Trust Multi-Manager Small Cap Opportunities ETF
Prospectus [Line Items]
Annual Return [Percent]	22.21%	18.83%	(30.99%)